Fair Value Measurements - Assets and liabilities measured at fair value on a recurring basis (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract derivative.
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning
Gains (losses) included in net income
Included in change in fair value of contract derivative, net	$ 1,435
Included in realized gains on contract derivative, net	103
Payments, net	(103)
Balance at the end	1,435
Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	133	$ 19
Gains (losses) included in net income
Included in change in fair value of warrant liabilities	5,510	114
Balance at the end	$ 5,643	$ 133